INTANGIBLE ASSETS - Disclosure Of Detailed Information About Assumptions Used To Calculate The Fair Value Less Cost To Sell (Detail)	12 Months Ended
Dec. 31, 2021
Aesop [member]
Disclosure of information for cash-generating units [line items]
Measurement of impairment value (fair value less cost of disposal)	Discounted cash flow based on financial budgets approved by Board of Directors during a discretionary period of five years with a terminal value projected for the end of the period.
Budgeted gross margin	Gross margins are based on average amounts obtained in the 2 years prior to the beginning of the budgeted period and projections for the next 5 years.
Estimated costs	Costs based on historical data and market trends, optimization of retail and direct sales operations (renewal of the geographical presence of stores, revitalization of the franchise network) and physical expansion with growth in market share.
Revenue Growth rates	Growth rates are initially based on published industry research and adjusted by the expected performance for each segment given the initiatives in place for each segment as well as the respective macroeconomic environment that apply to each segment and are included in the budgets approved by Board of Directors.
Perpetuity growth rate	4.80%	[1]
Discount rate	11.19%
The Body Shop [member]
Disclosure of information for cash-generating units [line items]
Measurement of impairment value (fair value less cost of disposal)	Discounted cash flow based on financial budgets approved by Senior Management during a discretionary period of five years with a terminal value projected for the end of the period.
Budgeted gross margin	Gross margins are based on average amounts obtained in the 2 years prior to the beginning of the budgeted period and projections for the next 5 years.
Estimated costs	Costs based on historical data and market trends, optimization of retail and direct sales operations (renewal of the geographical presence of stores, revitalization of the franchise network) and physical expansion with growth in market share.
Revenue Growth rates	Growth rates are initially based on published industry research and adjusted by the expected performance for each segment given the initiatives in place for each segment as well as the respective macroeconomic environment that apply to each segment and are included in the budgets approved by Board of Directors.
Perpetuity growth rate	4.40%	[1]
Discount rate	8.83%
Avon International [member]
Disclosure of information for cash-generating units [line items]
Measurement of impairment value (fair value less cost of disposal)	Discounted cash flow based on financial budgets approved by Senior Management during a discretionary period of five years with a terminal value projected for the end of the period.
Budgeted gross margin	Gross margins are based on average amounts obtained in the 2 years prior to the beginning of the budgeted period and projections for the next 5 years.
Estimated costs	Costs based on historical data and market trends, optimization of retail and direct sales operations (renewal of the geographical presence of stores, revitalization of the franchise network) and physical expansion with growth in market share.
Revenue Growth rates	Growth rates are initially based on published industry research and adjusted by the expected performance for each segment given the initiatives in place for each segment as well as the respective macroeconomic environment that apply to each segment and are included in the budgets approved by Board of Directors.
Perpetuity growth rate	4.70%	[1]
Discount rate	11.18%
Natura and Co Latam [member]
Disclosure of information for cash-generating units [line items]
Measurement of impairment value (fair value less cost of disposal)	Discounted cash flow based on financial budgets approved by Senior Management during a discretionary period of five years with a terminal value projected for the end of the period.
Budgeted gross margin	Gross margins are based on average amounts obtained in the 2 years prior to the beginning of the budgeted period and projections for the next 5 years.
Estimated costs	Costs based on historical data and market trends, optimization of retail and direct sales operations (renewal of the geographical presence of stores, revitalization of the franchise network) and physical expansion with growth in market share.
Revenue Growth rates	Growth rates are initially based on published industry research and adjusted by the expected performance for each segment given the initiatives in place for each segment as well as the respective macroeconomic environment that apply to each segment and are included in the budgets approved by Board of Directors.
Perpetuity growth rate	5.50%	[1]
Discount rate	13.93%

[1]	The rates are based on published market analyzes and projections regarding the reporting segment in which they operate and adjusted to reflect the assumptions considered by Management in the approved projections and to reflect the inflation differential of other currencies, when applicable.